Statements of Cash Flows (USD $)	12 Months Ended		95 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Cash flows from operating activities:
Net (loss)	$ (844,074)	$ (1,066,066)	$ (2,055,549)
Adjustments to reconcile net (loss) to cash provided (used) by developmental stage activities:
Depreciation and Amortization	232	887	1,119
Change in current assets and liabilities:
Inventory	0	0	0
Deposits	0	0	0
Accounts payable and accrued expenses	(27,491)	35,663	8,172
Net cash flows from operating activities	(871,333)	(1,029,516)	(2,046,258)
Cash flows from investing activities:
Purchase of fixed assets	(812)	(6,892)	(7,704)
Purchase of Mining Rights	(114,000)	(7,111,000)	(7,225,000)
Net cash flows from investing activities	(114,812)	(7,117,892)	(7,232,704)
Cash flows from financing activities:
Proceeds from sale of common stock	708,580	8,347,371	9,191,951
Convertible debenture, net of OID	588,213	0	588,213
Stock subscription payable	0	0	0
Advances from shareholder	0	(10,000)	0
Proceeds/(Payment) of notes payable	(40,000)	40,000	0
Net cash flows from financing activities	1,256,793	8,377,371	9,780,164
Net cash flows	270,648	229,963	501,202
Cash and equivalents, beginning of period	230,554	591	0
Cash and equivalents, end of period	501,202	230,554	501,202
Supplemental cash flow disclosures:
Cash paid for interest	(3,527)	(1,025)	(8,079)
Cash paid for income taxes	$ 0	$ 0	$ 0